SCHEDULE OF FUTURE ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 1,112
2022	2,155	$ 4,078
2023	2,099	2,156
2024	873	1,745
2025	873	873
2021	2,155	4,078
2022	2,099	2,156
2023	873	1,745
2024	$ 873	873
2025		$ 873